SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Liabilities to banks (Note 17b)	$ 35,636	$ 23,607
Bank credit [Member]
Liabilities to banks (Note 17b)	0	12
Debt Instrument, Interest Rate Terms	Prime+2%
Debt Instrument, Linkage Basis	Unlinked
Short-term bank loans [Member]
Liabilities to banks (Note 17b)	11,586	8,502
Debt Instrument, Interest Rate Terms	Prime+0.1%
Current maturities of long-term loans from banks [Member]
Liabilities to banks (Note 17b)	$ 24,050	$ 15,093